Notes Payable (Narrative) (Details)	3 Months Ended			12 Months Ended			51 Months Ended	54 Months Ended		3 Months Ended	12 Months Ended				1 Months Ended					1 Months Ended									1 Months Ended
	Mar. 29, 2014 USD ($)	Mar. 29, 2014 CAD	Mar. 30, 2013 USD ($)	Dec. 28, 2013 USD ($)	Dec. 28, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 28, 2013 USD ($)	Mar. 29, 2014 USD ($)	Dec. 31, 2011 USD ($)	Mar. 29, 2014 Convertible Promissory Notes [Member] USD ($)	Dec. 28, 2013 Convertible Promissory Notes [Member] USD ($)	Dec. 28, 2013 Convertible Promissory Notes [Member] CAD	Dec. 28, 2013 Convertible Promissory Notes [Member] USD ($)	Dec. 28, 2013 Convertible Promissory Notes [Member] CAD	Oct. 31, 2013 Mr. Robert Edmunds [Member] Convertible Promissory Notes [Member] USD ($)	Oct. 31, 2013 Mr. Robert Edmunds [Member] Convertible Promissory Notes [Member] CAD	Mar. 29, 2014 Mr. Robert Edmunds [Member] Convertible Promissory Notes [Member] USD ($)	Dec. 28, 2013 Mr. Robert Edmunds [Member] Convertible Promissory Notes [Member] USD ($)	Dec. 28, 2013 Mr. Robert Edmunds [Member] Convertible Promissory Notes [Member] CAD	Oct. 31, 2013 Mr. Robert Edmunds - 2 [Member] Convertible Promissory Notes [Member] USD ($)	Oct. 31, 2013 Mr. Robert Edmunds - 2 [Member] Convertible Promissory Notes [Member] CAD	Nov. 30, 2013 Mr. Jason Finnis [Member] Convertible Promissory Notes [Member] USD ($)	Nov. 30, 2013 Mr. Jason Finnis [Member] Convertible Promissory Notes [Member] CAD	Oct. 31, 2013 Mr. Jason Finnis [Member] Convertible Promissory Notes [Member] USD ($)	Oct. 31, 2013 Mr. Jason Finnis [Member] Convertible Promissory Notes [Member] CAD	Mar. 29, 2014 Mr. Jason Finnis [Member] Convertible Promissory Notes [Member] USD ($)	Dec. 28, 2013 Mr. Jason Finnis [Member] Convertible Promissory Notes [Member] USD ($)	Dec. 28, 2013 Mr. Jason Finnis [Member] Convertible Promissory Notes [Member] CAD	Oct. 31, 2013 Mr. Kenneth Barker [Member] Convertible Promissory Notes [Member] USD ($)	Mar. 29, 2014 Mr. Kenneth Barker [Member] Convertible Promissory Notes [Member] USD ($)	Dec. 28, 2013 Mr. Kenneth Barker [Member] Convertible Promissory Notes [Member] USD ($)
Convertible debenture issued				$ 8,307,249		$ 10,051,262									$ 467,369	500,000				$ 42,255	45,000			$ 96,180	100,000				$ 50,000
Debt Instrument, Interest Rate, Stated Percentage															20.00%	20.00%								12.00%	12.00%				12.00%
Bonus common shares issued	181,666	181,666													181,666	181,666
Bonus common shares, fair value amount	131,744				0										131,744
Accrued Interest																		20,896	22,667								1,210	1,290			1,234
Accretion expense				33,495	33,495		33,495			150,372	33,495	34,483	33,495	34,483			24,006
Convertible Debt, Current																	431,414	532,576	567,267							47,869	48,132	51,290		52,753	51,234
Repayments of Convertible Debt																						48,326	50,000
Interest Paid	6,261		277,397	1,347,905		9,435	0	0														441	460
Debt Instrument, Convertible, Conversion Price											$ 0.60		$ 0.60
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price	$ 1.25			$ 1.15	$ 1.15	$ 4.02	$ 1.15	$ 1.25	$ 3.57		$ 0.70		$ 0.70
Class of Warrant or Right, Weighted Average Remaining Contractual Term	3 years 1 month 20 days	3 years 1 month 20 days									5 years	5 years
Debt Instrument, Convertible, Beneficial Conversion Feature	0			188,140	188,140						188,140	200,000	188,140	200,000
Debt Instrument, Convertible, Beneficial Conversion Feature, After Accretion										0	154,645	165,517
Public offering of registered securities, minimum amount, for debt maturity	$ 2,712,000	3,000,000